11. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Ending balance	$ 1,013,102		$ 1,013,102				$ 1,013,102
Total gain for the period included in earnings	1,191,857	35,237	81,717	63,145	174,719	89,241	345,677
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning balance			529,785
Transfers in (out) at mark-market value on date of payoff or conversion			(144,304)
Transfers in upon initial fair value of derivative liability			709,338
Loss from change in fair value of derivative liability			(81,717)
Ending balance	1,013,102		1,013,102				1,013,102
Total gain for the period included in earnings			$ 81,717